John Deere Owner Trust 2021	EXHIBIT 99.2
Statement to Certificateholders

$257,200,000   Class A-1  0.12399%  Asset Backed Notes due March 15, 2022

$337,500,000   Class A-2  0.20%  Asset Backed Notes due December 15, 2023

$337,500,000   Class A-3  0.36%  Asset Backed Notes due September 15, 2025

$77,020,000   Class A-4  0.62%  Asset Backed Notes due December 15, 2027

$25,887,476 Overcollateralization

Payment Date:				15-Jun-21

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$27,107,294.20
		per $1,000 original principal amount:		$105.39

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(f)	Total:		$27,107,294.20

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$14,423.35
			per $1,000 original principal amount:	$0.06

		(ii)	Class A-2 Notes:	$56,250.00
			per $1,000 original principal amount:	$0.17

		(iii)	Class A-3 Notes:	$101,250.00
			per $1,000 original principal amount:	$0.30

		(iv)	Class A-4 Notes:	$39,793.67
			per $1,000 original principal amount:	$0.52

		(v)	Total:	$211,717.02

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$911,864,128.22

	(b)	Note Value at end of related Collection Period:		$895,205,728.44

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$25,887,476.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$117,298,252.84
		(ii)	A-1 Note Pool Factor:	0.4560585

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$337,500,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$337,500,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$77,020,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

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(5)	(a)	Amount of Servicing Fee:	$783,636.13
		(i) per $1,000 original principal amount:	$0.74
	(b)	Amount of Servicing Fee earned:	$783,636.13
	(c)	Amount of Servicing Fee paid:	$783,636.13
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$2,033,688.41

(11)	(i)	Amount in Reserve Account:	$10,351,075.00
	(ii)	Specified Reserve Account Balance:	$10,351,075.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$1,806,982.04
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.20%

(13)	(i)	Aggregate amount of net losses for the collection period:	($20,109.69)
	(ii)	Cumulative amount of net losses:	$35,691.49
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$369,246.42
		(ii) % of Pool Balance:	0.04%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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